Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid voyage and operating costs	$ 4,616	$ 5,726
Claims receivable	4,136	3,826
Prepaid other taxes	2,604	1,012
Other	3,625	1,675
Total prepaid expenses and other current assets	$ 14,981	$ 12,239